Document and Entity Information	May 15, 2026
Document and Entity Information [Abstract]
Document Period End Date	May 15, 2026
Document Type	8-K
Entity Registrant Name	DHI Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	80111
City Area Code	(515)
Local Phone Number	978-3737
Entity Address, Address Line One	6465 South Greenwood Plaza
Entity Address, City or Town	Centennial
Entity Address, Address Line Two	Suite 400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-33584
Entity Tax Identification Number	20-3179218
Entity Central Index Key	0001393883
Entity Address, State or Province	CO
Amendment Flag	false
Document Information [Line Items]
City Area Code	(515)
Local Phone Number	978-3737
Common Stock
Document and Entity Information [Abstract]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DHX
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DHX
Security Exchange Name	NYSE
Preferred Stock
Document and Entity Information [Abstract]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag